UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 397,382	$ 447,632
Restricted cash	0	65
Inventory	7,473	9,004
Other current assets	50,105	46,234
Total current assets	455,450	503,275
Non-current assets
Derivative instruments	22,343	18,054
Vessels and equipment, net	2,077,135	2,102,495
Other non-current assets	7,466	0
Total non-current assets	2,106,944	2,120,549
Total assets	2,562,394	2,623,824
Current liabilities
Current portion of long-term debt	110,820	109,629
Derivative instruments	0	604
Accounts payable	6,118	10,508
Other current liabilities	51,470	44,412
Total current liabilities	169,599	165,826
Non-current liabilities
Long-term debt	1,682,848	1,738,578
Other non-current liabilities	7,466	163
Total non-current liabilities	1,690,314	1,738,741
Total liabilities	1,859,913	1,904,567
Equity
Share capital (June 30, 2026: 54,520,325 shares issued, par value $0.01 per share (December 31, 2025: 54,520,325 shares issued, par value $0.01 per share))	545	545
Treasury shares at cost (June 30, 2026: 427,949 (December 31, 2025: 427,949))	(4,180)	(4,180)
Additional paid in capital	704,300	704,300
Contributed Surplus	140,130	221,268
Accumulated deficit	(138,314)	(202,676)
Total equity	702,481	719,257
Total equity and liabilities	2,562,394	2,623,824
Related party
Current assets
Other receivables	490	340
Current liabilities
Payables due to related parties	$ 1,191	$ 673